Shareholders' Equity	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Class of Stock [Line Items]
Shareholders' Equity	Common Stock
The Company’s certificate of incorporation, as amended, authorizes the Company to issue 19,189,462 shares of common stock with a par value of $0.0001 per share as of December 31, 2019. In April 2020, the Company amended its certificate of incorporation to increase the number of authorized common stock shares to 26,710,255. In May 2020, the Company further amended its certificate of incorporation to increase the number of authorized common stock shares to 27,196,999 shares. There were 9,114,904 shares issued and outstanding as of March 31, 2021.
The holders of common stock are entitled to one vote for each share held of record on all matters submitted to a vote of the stockholders. The holders of common stock are not entitled to cumulative voting rights with respect to the election of directors, and as a consequence, minority stockholders are not able to elect directors on the basis of their votes alone. Subject to preferences that may be applicable to any shares of redeemable convertible preferred stock currently outstanding or issued in the future, holders of common stock are entitled to receive ratably such dividends as may be declared by the Company’s board of directors out of funds legally available therefor. In the event of the Company’s liquidation, dissolution, or winding up, holders of the Company’s common stock are entitled to share ratably in all assets remaining after payment of liabilities and the liquidation preference of any then outstanding redeemable convertible preferred stock. Holders of common stock have no preemptive rights and no right to convert their common stock into any other securities. There are no redemption or sinking fund provisions applicable to the common stock.
Common Stock Warrants
In connection with a term loan that the Company entered into during fiscal year 2017, 17,500 common stock warrants were issued to the lender, and recorded at fair value within additional paid-in capital in stockholders’ deficit. Fair value was determined using the Black-Scholes Option Pricing Model. There were no common stock warrants issued during the three months ended March 31, 2021 and 2020.
Common stock warrants as of March 31, 2021 and December 31, 2020 were as follows:

	March 31, 2021 and December 31, 2020
	Outstanding Warrants
	Number of Warrants	Exercise Price	Expiration Date
Common stock	17,500	$0.42	9/7/2027
Total outstanding common stock warrants	17,500
Common Stock Reserved for Future Issuance
Shares of common stock reserved for future issuance on an as-if converted basis, were as follows:

	March 31, 2021	December 31, 2020
Convertible preferred stock	14,381,190	14,381,190
Stock options issued and outstanding	1,982,839	1,418,267
Common stock warrants outstanding	17,500	17,500
Shares available for grant under 2017 Equity Incentive Plan	83,065	647,637
Total shares of common stock reserved	16,464,594	16,464,594
Common Stock
The Company’s certificate of incorporation, as amended, authorizes the Company to issue 19,189,462 shares of common stock with a par value of $0.0001 per share as of December 31, 2019. In April 2020, the Company amended its certificate of incorporation to increase the number of authorized common stock shares to 26,710,255. In May 2020, the Company further amended its certificate of incorporation to increase the number of authorized common stock shares to 27,196,999 shares. There were 9,114,904 shares issued and outstanding as of December 31, 2020.
The holders of common stock are entitled to one vote for each share held of record on all matters submitted to a vote of the stockholders. The holders of common stock are not entitled to cumulative voting rights with respect to the election of directors, and as a consequence, minority stockholders are not able to elect directors on the basis of their votes alone. Subject to preferences that may be applicable to any shares of redeemable convertible preferred stock currently outstanding or issued in the future, holders of common stock are entitled to receive ratably such dividends as may be declared by the Company’s board of directors out of funds legally available therefor. In the event of the Company’s liquidation, dissolution, or winding up, holders of the Company’s common stock are entitled to share ratably in all assets remaining after payment of liabilities and the liquidation preference of any then outstanding redeemable convertible preferred stock. Holders of common stock have no preemptive rights and no right to convert their common stock into any other securities. There are no redemption or sinking fund provisions applicable to the common stock.
Common Stock Warrants
In connection with a term loan that the Company entered into during fiscal year 2017, 17,500 common stock warrants were issued to the lender, and recorded at fair value within additional paid-in capital in stockholders’ deficit. Fair value was determined using the Black-Scholes Option Pricing Model. There were no common stock warrants issued in fiscal years 2020 and 2019.
Common stock warrants as of December 31, 2020 and 2019 were as follows:

	December 31, 2020 and 2019
	Outstanding Warrants
	Number of Warrants	Exercise Price	Expiration Date
Common stock	17,500	$0.42	9/7/2027
Total outstanding common stock warrants	17,500
Common Stock Reserved for Future Issuance
Shares of common stock reserved for future issuance on an as-if converted basis, were as follows:

	December 31, 2020	December 31, 2019
Conversion of convertible preferred stock	14,381,190	8,271,958
Stock options issued and outstanding	1,418,267	457,150
Common stock warrants outstanding	17,500	17,500
Shares available for grant under 2017 Equity Incentive Plan	647,637	465,788
Total shares of common stock reserved	16,464,594	9,212,396

Arya Sciences Acquisition Corp III
Class of Stock [Line Items]
Shareholders' Equity	Shareholders’ Equity
Class A Ordinary Shares — The Company is authorized to issue 479,000,000 Class A ordinary shares with a par value of $0.0001 per share. As of March 31, 2021, there were 15,449,000 Class A common shares outstanding, including 13,846,772 Class A common stock subject to possible redemption that were classified as temporary equity in the accompanying unaudited condensed balance sheet.
Class B Ordinary Shares — The Company is authorized to issue 20,000,000 Class B ordinary shares with a par value of $0.0001 per share. On April 2, 2020, the Company issued 3,593,750 Class B ordinary shares. On August 6, 2020, the Company effected a share capitalization resulting in the initial shareholders holding 3,737,500 Founder Shares, of which up to 487,500 shares were subject to forfeiture to the Company by the Sponsor for no consideration to the extent that the underwriter’s over-allotment option is not exercised in full or in part, so that the initial shareholders would collectively own 20% of the Company’s issued and outstanding ordinary shares (excluding the Private Placement Shares).  All shares and the associated amounts have been retroactively restated to reflect the share capitalization.  The underwriters fully exercised the over-allotment option on August 11, 2020; thus, the 487,500 Founder Shares were no longer subject to forfeiture.
Holders of the Class A ordinary shares and holders of the Class B ordinary shares will vote together as a single class on all matters submitted to a vote of our shareholders, except as required by law or stock exchange rule; provided that only holders of the Class B ordinary shares have the right to vote on the election of the Company’s directors prior to the initial Business Combination and holders of a majority of the Company’s Class B ordinary shares may remove a member of the board of directors for any reason.
The Class B ordinary shares will automatically convert into Class A ordinary shares on the first business day following the consummation of the initial Business Combination at a ratio such that the number of Class A ordinary shares issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of (i) the total number of ordinary shares issued and outstanding (excluding the Private Placement Shares) upon the consummation of the Initial Public Offering, plus (ii) the sum of the total number of Class A ordinary shares issued or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, deemed issued, or to be issued, to any seller in the initial Business Combination and any Private Placement Shares issued to the Sponsor, members of the Company’s management team or any of their affiliates upon conversion of Working Capital Loans. In no event will the Class B ordinary shares convert into Class A ordinary shares at a rate of less than one-to one.
Preference Shares — The Company is authorized to issue 1,000,000 preference shares with a par value of $0.0001 per share and with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of March 31, 2021, there were no preference shares issued or outstanding.	Shareholders’ Equity
Class A Ordinary Shares — The Company is authorized to issue 479,000,000 Class A ordinary shares with a par value of $0.0001 per share. As of December 31, 2020, there were 15,449,000 Class A common shares outstanding, including 14,023,673 Class A ordinary shares common stock subject to possible redemption that were classified as temporary equity in the accompanying balance sheet.
Class B Ordinary Shares — The Company is authorized to issue 20,000,000 Class B ordinary shares with a par value of $0.0001 per share. On April 2, 2020, the Company issued 3,593,750 Class B ordinary shares. On August 6,
2020, the Company effected a share capitalization resulting in the initial shareholders holding 3,737,500 Founder Shares, of which up to 487,500 shares were subject to forfeiture to the Company by the Sponsor for no consideration to the extent that the underwriter’s over-allotment option is not exercised in full or in part, so that the initial shareholders would collectively own 20% of the Company’s issued and outstanding ordinary shares (excluding the Private Placement Shares).  All shares and the associated amounts have been retroactively restated to reflect the share capitalization.  The underwriters fully exercised the over-allotment option on August 11, 2020; thus, the 487,500 Founder Shares were no longer subject to forfeiture.
Holders of the Class A ordinary shares and holders of the Class B ordinary shares will vote together as a single class on all matters submitted to a vote of our shareholders, except as required by law or stock exchange rule; provided that only holders of the Class B ordinary shares have the right to vote on the election of the Company’s directors prior to the initial Business Combination and holders of a majority of the Company’s Class B ordinary shares may remove a member of the board of directors for any reason.
The Class B ordinary shares will automatically convert into Class A ordinary shares on the first business day following the consummation of the initial Business Combination at a ratio such that the number of Class A ordinary shares issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of (i) the total number of ordinary shares issued and outstanding (excluding the Private Placement Shares) upon the consummation of the Initial Public Offering, plus (ii) the sum of the total number of Class A ordinary shares issued or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, deemed issued, or to be issued, to any seller in the initial Business Combination and any Private Placement Shares issued to the Sponsor, members of the Company’s management team or any of their affiliates upon conversion of Working Capital Loans. In no event will the Class B ordinary shares convert into Class A ordinary shares at a rate of less than one-to one.
Preference Shares — The Company is authorized to issue 1,000,000 preference shares with a par value of $0.0001 per share and with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2020, there were no preference shares issued or outstanding.